Submission	Mar. 05, 2025
Submission [Line Items]
Central Index Key	0000066740
Registrant Name	3M CO
Registration File Number	333-269639
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES